LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                            ENDED APRIL 30, 2000

Offering Investors the opportunity for high current income, liquidity and security of principal

KEMPER U.S. GOVERNMENT
SECURITIES FUND

"... Preserving capital was challenging as the Treasury yield curve inverted and the difference in interest rates between Treasuries and mortgage debt widened.
                                                                            ..."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
ECONOMIC OVERVIEW
5
PERFORMANCE UPDATE
7
TERMS TO KNOW
8
PORTFOLIO STATISTICS
9
PORTFOLIO OF INVESTMENTS
12
FINANCIAL STATEMENTS
15
FINANCIAL HIGHLIGHTS
17
NOTES TO FINANCIAL STATEMENTS
AT A GLANCE

 KEMPER U.S. GOVERNMENT SECURITIES FUND TOTAL RETURNS
 FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2000 (UNADJUSTED FOR ANY SALES CHARGE) [BAR GRAPH]

                                                 KEMPER U.S. GOVERNMENT      KEMPER U.S. GOVERNMENT         LIPPER GNMA BOND
KEMPER U.S. GOVERNMENT SECURITIES FUND CLASS A   SECURITIES FUND CLASS B     SECURITIES FUND CLASS C     FUNDS CATEGORY AVERAGE*
----------------------------------------------   -----------------------     -----------------------     -----------------------
1.09                                                      0.66                        0.59                        1.15

RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE PERFORMANCE. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

*LIPPER, INC. RETURNS AND RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES; IF SALES CHARGES HAD BEEN INCLUDED, RESULTS MIGHT HAVE BEEN LESS FAVORABLE.
 NET ASSET VALUE

                                     AS OF     AS OF
                                    4/30/00   10/31/99
 ..........................................................
    KEMPER U.S. GOVERNMENT
    SECURITIES FUND CLASS A          $8.19     $8.38
 ..........................................................
    KEMPER U.S. GOVERNMENT
    SECURITIES FUND CLASS B          $8.18     $8.37
 ..........................................................
    KEMPER U.S. GOVERNMENT
    SECURITIES FUND CLASS C          $8.20     $8.40
 ..........................................................

 KEMPER U.S. GOVERNMENT SECURITIES
 FUND RANKINGS AS OF 4/30/00*

 COMPARED WITH ALL OTHER FUNDS IN THE LIPPER GNMA BOND FUNDS CATEGORY

                   CLASS A       CLASS B       CLASS C
 ...........................................................
    1-YEAR          #29 of        #48 of        #45 of
                   56 funds      56 funds      56 funds
 ...........................................................
    3-YEAR          #18 of        #43 of        #42 of
                   48 funds      48 funds      48 funds
 ...........................................................
    5-YEAR          #18 of        #38 of        #37 of
                   42 funds      42 funds      42 funds
 ...........................................................
    10-YEAR        #8 of 24        N/A           N/A
                    funds
 ...........................................................
    15-YEAR        #2 of 9         N/A           N/A
                    funds
 ...........................................................
    20-YEAR        #2 of 3         N/A           N/A
                    funds
 ...........................................................

 DIVIDEND AND YIELD REVIEW

 THE FOLLOWING TABLE SHOWS DIVIDEND AND YIELD INFORMATION FOR THE FUND AS OF APRIL 30, 2000.

                           CLASS A   CLASS B   CLASS C
 ..........................................................
    SIX-MONTHS INCOME:     $  0.28   $  0.24   $  0.25
 ..........................................................
    APRIL DIVIDEND:        $0.0465   $0.0404   $0.0412
 ..........................................................
    ANNUALIZED
    DISTRIBUTION RATE:+      6.81%     5.93%     6.03%
 ..........................................................
    SEC YIELD:+              6.29%     5.71%     5.83%
 ..........................................................

+CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON APRIL 30, 2000. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED APRIL 30, 2000, SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH A STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. YIELDS AND DISTRIBUTION RATES ARE HISTORICAL AND WILL FLUCTUATE.

YOUR FUND'S STYLE

 MORNINGSTAR INCOME STYLE BOX(TM)


[MORNINGSTAR EQUITY STYLE         Source: Morningstar, Inc., Chicago, IL.
BOX]                              (312) 696-6000. The Income Style Box
                                  placement is based on a fund's average
                                  effective maturity or duration and the
                                  average credit rating of the bond portfolio.

                                  THE STYLE BOX REPRESENTS A SNAPSHOT OF A
                                  FUND'S PORTFOLIO ON A SINGLE DAY. PLEASE
                                  NOTE THAT STYLE BOXES DO NOT REPRESENT AN
                                  EXACT ASSESSMENT OF RISK AND DO NOT
                                  REPRESENT FUTURE PERFORMANCE. THE FUND'S
                                  PORTFOLIO CHANGES FROM DAY TO DAY. A
                                  LONGER-TERM VIEW IS REPRESENTED BY THE
                                  FUND'S MORNINGSTAR CATEGORY, WHICH IS BASED
                                  ON ITS ACTUAL INVESTMENT STYLE AS MEASURED
                                  BY ITS UNDERLYING PORTFOLIO HOLDINGS OVER
                                  THE PAST THREE YEARS. MORNINGSTAR HAS PLACED
                                  KEMPER U.S. GOVERNMENT SECURITIES FUND IN
                                  THE INTERMEDIATE GOVERNMENT CATEGORY. PLEASE
                                  CONSULT THE PROSPECTUS FOR A DESCRIPTION OF
                                  INVESTMENT POLICIES.

ECONOMIC OVERVIEW

SCUDDER KEMPER INVESTMENTS, THE INVESTMENT MANAGER FOR KEMPER FUNDS, IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $290 BILLION IN ASSETS FOR INSTITUTIONAL AND CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS. SCUDDER KEMPER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES.


DEAR KEMPER FUNDS SHAREHOLDER,

As we enter summer, there isn't much to complain about. For all the yammering about the "new" economy, the old economy is doing pretty well. Consumers may hanker for a new GPS handset or a Palm Pilot, but they lust after a suburban mansion with a garage big enough to hold their luxury car and SUV -- and state and local governments are laying old-fashioned asphalt almost as fast as businesses are building the information superhighway. Satisfying both old and new desires got the economy off to a fast start in the new century -- GDP growth rose at an annual rate of more than 5 percent in the first quarter. Even with a modest slowdown possible in the second half, growth for the year 2000 is likely to be close to 5 percent.
  So everyone is happy, right? Well, almost everyone. Consumers seldom have felt so confident; businesspeople seldom have behaved so expansively. But there's still one grump: Federal Reserve Board Chairman Alan Greenspan, who's become increasingly worried that rapid growth will bring on inflation, and raised interest rates by half a percentage point (0.50%) accordingly on May 16. The Fed's move puts the benchmark federal funds rate at 6.5 percent, its highest level since February 1991, and the more symbolic discount rate at 6.0 percent.
  Despite Greenspan's attempt to slow spending by raising interest rates, consumers are still splurging, and they show few signs of stopping. We know this because shoppers are buying the big-ticket items they usually purchase early in a cycle -- items such as personal computers, mobile phones, jewelry, fancy kitchen appliances, exercise equipment and big boats. Why are consumers still buying despite Greenspan's attempts to slow their splurging? There are three answers: deflation, wealth and easy credit.
  Falling prices have made big-ticket items almost irresistible. Since 1997, prices of kitchen appliances have fallen 4.5 percent, TVs and VCRs 16 percent and sporting equipment 6.5 percent. Even auto showrooms no longer produce sticker shock, and drivers have responded with gusto, buying a record 16.9 million cars and light trucks in 1999. 2000 is likely to be the first year in which automotive sales top 17 million.
  Some of that spending has been made possible by stock market gains: Wall Street has handed out windfalls to almost anyone holding equities in the past few years. But consumers who don't own stocks are also spending, thanks to a decade of debt. Young, poor or new to America? In the 1990s, it didn't matter; lenders still loved you. While high-income families have been borrowing less, those lower on the income scale have been borrowing more.
  But it's not just consumers that Greenspan is concerned about; businesses are splurging as well. During 1999, businesses increased spending on computers and peripherals by 35 percent and spending on communications equipment by 25 percent (both after adjusting for price declines). Far from slowing down this year, we expect investment in these two categories to accelerate -- to 40 percent growth for computers and 30 percent growth for communications equipment.
  And just like consumers, businesses are borrowing to buy. You may think that with booming sales, entrepreneurs are cash-rich and can afford it. But while 1999 saw economy-wide earnings jump 10 percent and profits of Standard and Poor's (S&P) 500 companies leap nearly 14 percent, internal cash covered less than 84 percent of capital spending. With the exception of 1998, that's the lowest on record. Last year alone, corporate debt shot up by more than 11 percent to $560 billion. And new economy companies are no exception; they have more debt than most people realize, issuing more than half of all convertible bonds.
  All this debt could cause problems. Although we've increased our 2001 inflation outlook to nearly 3 percent -- an entire percentage point higher than our prediction three months ago -- we're not particularly worried about inflation. It's the heavy borrowing we're concerned about. Debt continues to exceed income growth, and when Greenspan succeeds in slowing the economy with higher interest rates (which he will succeed in doing), all of the debt American consumers and businesses are taking on could be tricky to handle. Private financial obligations must be paid with personal income and corporate profits. When the economy slows, personal income stagnates and corporate profits often fall -- which makes it harder to pay off those debts. Consumers and businesses may have to sell their assets to pay off the debt, and they may risk going into default.
  That being the case, a gradual economic slowdown may be in everyone's best interest. But "gradual" is the key. Both the old and new economy have a lot riding on the Fed's ability to rein in growth softly and smoothly, because abrupt slowdowns encourage consumers and businesses to sell assets -- and perhaps risk bankruptcy -- to pay off debt, as described above.
  A gradual slowdown seems to be what the Fed is seeking, but for all of Greenspan's semi-tough talk, some indicators suggest that monetary policy has actually been lax. Broad money and credit creation have vastly exceeded economic activity since 1995, and no central bank can allow that to continue indefinitely without creating

ECONOMIC OVERVIEW


 ECONOMIC GUIDEPOSTS

   ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.
       THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.
   [BAR GRAPH]

                                           NOW (5/31/00)           6 MONTHS AGO            1 YEAR AGO            2 YEARS AGO
                                           -------------           ------------            ----------            -----------
10-year Treasury rate (1)                       6.40                   6.00                   5.50                   5.60
Prime rate (2)                                  9.50                   8.50                   7.75                   8.50
Inflation rate (3)*                             3.00                   2.60                   2.30                   1.50
The U.S. dollar (4)                             4.30                  -0.70                  -0.90                   6.40
Capital goods orders (5)*                      17.00                  12.30                   2.50                  14.50
Industrial production (5)*                      6.10                   3.70                   2.90                   5.20
Employment growth (6)                           2.60                   2.20                   2.30                   2.60

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.
(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.
(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.
(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.
(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.
(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.
*DATA AS OF 4/30/00.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.



inflation. If we begin to see higher core inflation, the Fed will have to deal with all that money it's created in a less gradualist manner -- and that could get tricky. Financial turmoil accompanied each of the Fed's last two efforts to slow the economy down. In 1994, there was a bond market meltdown that resulted in a Mexican debt crisis. After a more timid Fed tightening in 1997, crises in Asia were followed by problems with Russian debt, Brazilian debt and a large American hedge fund. We don't think this is a coincidence: The global debt market is so vast and interconnected that it's highly vulnerable to a rise in the cost of its basic raw material -- short-term funds.
  Let's hope, then, that the Fed can slow the economy without upsetting the financial applecart, because that could affect everyone. After all, the old economy and the new economy are wedded in many ways. Much of the money that flows to IPOs is available because mature industries have borrowed to carry out mergers and share buybacks. Old economy companies are the biggest customers of new economy products. And e-commerce sites are all about moving traditional goods over old-fashioned highways. Despite a lot of talk about old and new, we're all in this economy together.
  Happily, financial markets got some better news along that front in late May and early June. A range of economic data, from retail sales to mortgage applications to the all-important employment report, began to point to somewhat softer economic growth. If the Fed believes that the economy is finally slowing in response to its tightening, the end of the rate hikes could be in sight. Markets certainly were willing to believe, and they staged a strong relief rally in late May and early June. While we don't expect a quick end to market volatility, a slowdown in growth would be most welcome, and would make the outlook for both stocks and bonds better for the remainder of the year.

Sincerely,

Scudder Kemper Investments Economics Group
THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF THE ECONOMIC ADVISORS OF SCUDDER KEMPER INVESTMENTS, INC. AS OF JUNE 6, 2000, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

TO OBTAIN A KEMPER FUNDS PROSPECTUS, DOWNLOAD ONE FROM WWW.KEMPER.COM, TALK TO YOUR FINANCIAL REPRESENTATIVE OR CALL SHAREHOLDER SERVICES AT (800) 621-1048. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE UPDATE

[VANDENBERG PHOTO]

RICHARD VANDENBERG IS LEAD PORTFOLIO MANAGER OF KEMPER U.S. GOVERNMENT SECURITIES FUND. HE JOINED SCUDDER KEMPER INVESTMENTS, INC. IN MARCH 1996 AND IS A MANAGING DIRECTOR. HE HAS 25 YEARS OF FIXED-INCOME PORTFOLIO MANAGEMENT EXPERIENCE.

[DUGENSKE PHOTO]

JOHN DUGENSKE IS A PORTFOLIO MANAGER FOR KEMPER U.S. GOVERNMENT SECURITIES FUND. HE IS A VICE PRESIDENT OF SCUDDER KEMPER INVESTMENTS, JOINING THE FIRM IN 1998.

[DOLAN PHOTO]

SCOTT DOLAN IS A PORTFOLIO MANAGER FOR KEMPER U.S. GOVERNMENT SECURITIES FUND. HE JOINED SCUDDER KEMPER INVESTMENTS IN 1989 AND IS A VICE PRESIDENT.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

                             KEMPER GOVERNMENT SECURITIES FUND'S INCOME
                             POTENTIAL GREW AS THE FEDERAL RESERVE RAISED
                             INTEREST RATES. MORTGAGES GENERALLY UNDERPERFORMED COMPARABLE-MATURITY TREASURY NOTES AND BONDS DURING THE FIRST HALF OF FISCAL YEAR 2000.

Q     HOW DID THE U.S. BOND MARKET PERFORM DURING THE FIRST SIX MONTHS OF FISCAL
YEAR 2000?

A     Preserving capital was challenging as the Treasury yield curve inverted and the difference in yield spread between Treasuries and mortgage debt widened. Strong economic growth prompted the Federal Reserve to raise its short-term interest-rate target three times by a total of 75 basis points (0.75 percent) to
6.0 percent. Between October 31, 1999, and April 30, 2000, yields for five-year Treasuries increased 60 basis points (0.60 percent) while yields for long-term bonds fell 20 basis points (0.20 percent). By April 30, 2000, five-year Treasury notes yielded 6.54 percent, 58 basis points more than 30-year Treasury bonds.

  Mortgage interest rates for consumers reached their highest level in three years. Still, housing and related consumer spending remained brisk as many consumers turned to adjustable-rate mortgages (ARMs). Consumer credit rose at an
11.2 percent rate in the first quarter of 2000, the fastest pace since 1995. Many bond market professionals anticipate that to prevent the economy from overheating, the Fed will raise its interest-rate target beyond 6.50 percent before the November 2000 national elections.

Q     HOW DID KEMPER U.S. GOVERNMENT SECURITIES FUND DO IN THIS ENVIRONMENT?

A     With dividends reinvested, the fund provided a modest 1.09 percent total return (Class A shares, unadjusted for sales charge) for the six months ended April 30, 2000. The fund's return was less than the 1.70 percent return of the unmanaged Salomon Smith Barney 30-Year GNMA index and slightly less than the average fund in the Lipper GNMA Funds category (which rose 1.15 percent). The fund's duration (see Terms to Know on page 7) was longer than its benchmark at the start of calendar year 2000, and this hurt our relative performance. We gradually reduced duration by about half a year so that by April 30, the fund's duration of 4.4 years nearly matched the index.

U.S. TREASURY YIELDS

Yields on intermediate Treasuries increased substantially between October 31, 1999, and April 30, 2000.

[LINE GRAPH]

                                                                          10/31/99                           4/30/00
                                                                          --------                           -------
3-month                                                                     5.08                               5.81
6-month                                                                     5.27                               6.10
1-year                                                                      5.41                               6.15
2-year                                                                      5.78                               6.67
5-year                                                                      5.94                               6.54
10-year                                                                     6.02                               6.22
30-year                                                                     6.16                               5.96

SOURCE: BLOOMBERG BUSINESS NEWS.

PERFORMANCE UPDATE

Q     WHY DID SHORT-TERM BOND YIELDS RISE WHILE LONG-TERM YIELDS FELL?

A     Since January, normal relationships between bonds of different maturities have been obscured. Usually, 30-year bonds provide more income potential than securities maturing in 10 years or less, since they involve more interest-rate risk. However, this past winter 30-year bonds rallied after the Treasury announced plans to buy back some long-term bonds from investors. Prior to the announcement, some institutional investors made large investments based on the belief that long-term Treasury prices would fall sharply this year. When these investors realized that the government's action would reduce the supply of 30-year bonds, these securities suddenly became a much more prized commodity.

Q     DID MORTGAGES RALLY, TOO?

A     Not much. High-quality mortgage bond prices did not rise to the same degree as long-term Treasuries after the Treasury's announcement. In fact, as the Fed raised short-term interest rates, the income potential of mortgage securities rose to its highest level in more than three years.

  Also, this past winter, the mortgage market was negatively affected by comments from the Treasury about the implicit government guarantees associated with Fannie Mae (FNMA) and Freddie Mac (FHLMC) securities. Some bond investors also grew concerned about the regulatory environment for Fannie Mae and Freddie Mac, two of the largest private mortgage market participants. In general, mortgages backed by the Government National Mortgage Association (GNMA, or Ginnie Maes) outperformed FNMA securities and other forms of mortgage debt between October and April. The fund's positioning of a majority of its portfolio in GNMA securities (see Portfolio Composition) helped its performance during the first half of fiscal year 2000.

Q     IS THERE ANY WAY TO ESTIMATE HOW MUCH A GIVEN CHANGE IN INTEREST RATES CAN
AFFECT THE RETURN FROM INVESTMENT-GRADE BONDS?

A     Generally, a 100-basis-point increase in interest rates translates into a price decline of slightly more than one percent for a bond or fixed-income mutual fund that has an average maturity of one year. Bond prices and fixed-income mutual fund net asset values are also affected by market factors such as credit risk with corporate bonds and extension risk with mortgages. The fund's results were fully in line with market conditions.

Q     WHAT'S YOUR OUTLOOK FOR KEMPER U.S. GOVERNMENT SECURITIES FUND FOR THE
MONTHS AHEAD?

A     A dual dynamic of the Fed's attempt to keep inflation in check and an overall reduction in bond supply may dictate what happens this year. We could easily see more rate hikes from the Fed, especially given that the government's March consumer price data showed that inflation was running at its worst pace in five years.

  Over the past several years, even small whiffs of inflation from one or two government statistics that deviate from analysts' expectations have caused equity and bond prices to rise or fall substantially in a single day. We believe these overreactions should eventually subside. For that to happen, however, we believe that U.S. economic growth will have to slow from its current rapid pace (7.3 percent as measured by Gross Domestic Product).

  Given the current environment, we intend to remain somewhat defensive. We are comfortable that this positioning can allow us to take advantage of increases in income potential consistent with our efforts to preserve principal. For investors seeking to reduce the volatility of an equity portfolio, we think the fund could be an attractive alternative.

FANNIE MAE MORTGAGE COMMITMENT RATES

(60-day, 30-year fixed loans April 30, 1995 to April 28, 2000)
[LINE GRAPH]

                                                                     FNMA COMMITMENT 30 YR 60 DAY
                                                                     ----------------------------
5/31/95                                                                          7.87
                                                                                 7.86
                                                                                 8.03
                                                                                 7.93
                                                                                 7.85
                                                                                 7.65
                                                                                 7.46
                                                                                 7.20
                                                                                 7.21
                                                                                 7.65
                                                                                 8.00
                                                                                 8.24
5/31/96                                                                          8.35
                                                                                 8.29
                                                                                 8.37
                                                                                 8.34
                                                                                 8.17
                                                                                 7.87
                                                                                 7.63
                                                                                 7.82
                                                                                 7.97
                                                                                 8.00
                                                                                 8.30
                                                                                 8.19
5/31/97                                                                          8.04
                                                                                 7.82
                                                                                 7.44
                                                                                 7.70
                                                                                 7.49
                                                                                 7.34
                                                                                 7.32
                                                                                 7.22
                                                                                 7.03
                                                                                 7.16
                                                                                 7.16
                                                                                 7.16
5/31/98                                                                          7.01
                                                                                 7.03
                                                                                 7.01
                                                                                 6.81
                                                                                 6.48
                                                                                 6.65
                                                                                 6.71
                                                                                 6.71
                                                                                 6.70
                                                                                 7.08
                                                                                 7.03
                                                                                 6.99
5/31/99                                                                          7.39
                                                                                 7.78
                                                                                 7.92
                                                                                 8.08
                                                                                 7.87
                                                                                 7.87
                                                                                 7.99
                                                                                 8.13
                                                                                 8.50
                                                                                 8.38
                                                                                 8.37
4/30/00                                                                          8.53

SOURCE: BLOOMBERG BUSINESS NEWS. THIS CHART SHOWS THE AVERAGE LOAN RATE THAT A HOME BUYER COULD HAVE EXPECTED TO PAY FOR A 30-YEAR TERM, FIXED-RATE LOAN FOR A HOME PURCHASE WITHIN 60 DAYS.

TERMS TO KNOW

ADJUSTABLE-RATE MORTGAGE (ARM) A mortgage whose interest rate adjusts periodically based on changes to a corresponding index rate. To help protect the borrower against dramatic rate increases in a short period of time, ARMs are often originated with interest-rate caps. An interest-rate cap assures the borrower that the rate will not adjust beyond a certain point within a specific period.

BASIS POINT The movement of interest rates or yields expressed in hundredths of a percent. For example, an increase in yield from 5 percent to 5.50 percent is 50 basis points.

DURATION The interest-rate sensitivity of a fixed-income investment or portfolio, measured in years. The longer the duration, the greater the portfolio's sensitivity to interest-rate fluctuations.

FEDERAL FUNDS RATE The interest rate that banks charge each other on overnight loans. The Federal Reserve Board's Open Market Committee sets a target rate to either make credit more easily available or tighten monetary policy in an attempt to avoid economic imbalances such as high inflation.

GROSS DOMESTIC PRODUCT (GDP) The market value of goods and services produced by a country during a specified period. It acts as a useful gauge when measuring the strength of an economy, especially when comparing different time periods.

INVERTED YIELD CURVE A market phenomenon in which intermediate-term bonds (securities with one- to 10-year maturities) have higher income potential and current yields than long-term bonds (securities with 10- to 30-year maturities). Historically it has occurred during a period of rising short-term interest rates and been viewed as an indicator of a future economic slowdown.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

                                      ON 4/30/00              ON 10/31/99
    MORTGAGE-BACKED GNMA SECURITIES       72%                      77%
 ................................................................................
    FNMA/FHLMC                            15                       10
 ................................................................................
    U.S. TREASURIES                        9                       12
 ................................................................................
    CASH AND EQUIVALENTS                   4                        1
--------------------------------------------------------------------------------
                                         100%                     100%

[PIE CHART] [PIE CHART]

YEARS TO MATURITY

                                      ON 4/30/00              ON 10/31/99
    LESS THAN 5                           18%                      18%
 ................................................................................
    5-10 YEARS                            69                       64
 ................................................................................
    11-20 YEARS                           13                       18
--------------------------------------------------------------------------------
                                         100%                     100%

[PIE CHART] [PIE CHART]

AVERAGE MATURITY

                                      ON 4/30/00              ON 10/31/99
    AVERAGE MATURITY                  8.5 years                9.2 years
--------------------------------------------------------------------------------

*PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

KEMPER U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments at April 30, 2000 (unaudited)

                                                                                   PRINCIPAL AMOUNT       VALUE

    REPURCHASE AGREEMENTS--4.3%
                                       Merrill Lynch Inc., 5.93%, to be
                                         repurchased at $120,059,300 on
                                         05/01/2000*                                 $120,000,000     $  120,000,000
                                       State Street Bank and Trust Company,
                                         5.68%, to be repurchased at $4,791,267
                                         on 05/01/2000*                                 4,789,000          4,789,000
                                       ---------------------------------------------------------------------------------
                                       TOTAL REPURCHASE AGREEMENTS
                                       (Cost: $124,789,000)                                              124,789,000
                                       ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

    U.S. TREASURY
    OBLIGATIONS--9.0%
                                       U.S. Treasury Bond, 14.00%, 11/15/2011           7,800,000         10,772,502
                                       U.S. Treasury Bond, 10.375%, 11/15/2012         59,800,000         72,806,500
                                       U.S. Treasury Bond, 12.00%, 08/15/2013          23,900,000         31,940,199
                                       U.S. Treasury Bond, 12.50%, 08/15/2014          50,600,000         70,871,372
                                       U.S. Treasury Bond, 8.125%, 08/15/2021**        62,500,000         75,908,125
                                       ---------------------------------------------------------------------------------
                                       TOTAL U.S. TREASURY OBLIGATIONS
                                       (Cost: $269,447,197)                                              262,298,698
                                       ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

    GOVERNMENT NATIONAL
    MORTGAGE ASSOCIATION--71.7%***
                                       Government National Mortgage Association
                                         Pass-thru 6.00% with various maturities
                                         to 12/20/2029(b)                             104,630,195         94,846,388
                                       Government National Mortgage Association
                                         Pass-thru 6.50% with various maturities
                                         to 01/15/2030(b)                             644,821,966        605,533,217
                                       Government National Mortgage Association
                                         Pass-thru 7.00% with various maturities
                                         to 05/01/2030(b)(c)                          688,200,400        661,934,040
                                       Government National Mortgage Association
                                         Pass-thru 7.50% with various maturities
                                         to 05/01/2030(b)(c)                          268,671,448        264,847,892
                                       Government National Mortgage Association
                                         Pass-thru 8.00% with various maturities
                                         to 05/01/2030(b)(c)                          250,670,764        251,404,256
                                       Government National Mortgage Association
                                         Pass-thru 8.50% with various maturities
                                         to 05/01/2030(b)(c)                          108,908,379        110,898,823
                                       Government National Mortgage Association
                                         Pass-thru 9.00% with various maturities
                                         to 01/15/2030(b)                              37,757,531         39,029,611
                                       Government National Mortgage Association
                                         Pass-thru 9.50% with various maturities
                                         to 05/15/2027(b)                              20,349,800         21,290,978
                                       Government National Mortgage Association
                                         Pass-thru 10.00% with various maturities
                                         to 08/15/2022(b)                              19,678,870         21,671,356
                                       Government National Mortgage Association
                                         Pass-thru 10.50% with various maturities
                                         to 12/15/2021(b)                               8,039,705          8,979,345
                                       ---------------------------------------------------------------------------------
                                       TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                                       (Cost: $2,124,092,427)                                          2,080,435,906
                                       ---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.   9

PORTFOLIO OF INVESTMENTS

                                                                                   PRINCIPAL AMOUNT       VALUE

    FEDERAL HOME LOAN
    MORTGAGE CORPORATION--6.5%
                                       Federal Home Loan Mortgage Corp., 5.75%,
                                         03/15/2009(b)                               $ 22,300,000     $   20,052,606
                                       Federal Home Loan Mortgage Corp., 6.50%,
                                         05/01/2029(b)(c)                                 192,206            179,712
                                       Federal Home Loan Mortgage Corp., 7.00%,
                                         with various maturities to 04/01/2030(b)      11,265,735         10,784,578
                                       Federal Home Loan Mortgage Corp., 7.50%,
                                         with various maturities to 04/01/2030(b)      55,957,148         54,803,032
                                       Federal Home Loan Mortgage Corp., 8.00%,
                                         06/01/2030(b)(c)                              86,000,000         85,986,567
                                       Federal Home Loan Mortgage Corp., 9.50%,
                                         10/01/2020(b)(c)                              15,325,997         15,982,142
                                       ---------------------------------------------------------------------------------
                                       TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
                                       (Cost: $188,165,453)                                              187,788,637
                                       ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

    FEDERAL NATIONAL
    MORTGAGE ASSOCIATION--8.5%
                                       Federal National Mortgage Association
                                         PO(b)(d), 05/01/2017                              25,588             17,999
                                       Federal National Mortgage Association
                                         5.50%, with various maturities to
                                         05/01/2029(b)                                    800,805            700,579
                                       Federal National Mortgage Association
                                         6.50%, with various maturities to
                                         10/01/2029(b)                                 68,537,905         63,940,823
                                       Federal National Mortgage Association
                                         7.00%, with various maturities to
                                         04/01/2015(b)                                 26,549,944         25,919,383
                                       Federal National Mortgage Association
                                         7.25%, 01/15/2010(b)                          30,600,000         30,509,118
                                       Federal National Mortgage Association
                                         7.50%, with various maturities to
                                         04/01/2030(b)                                107,304,691        105,006,001
                                       Federal National Mortgage Association
                                         8.00%, with various maturities to
                                         09/01/2024(b)                                  2,740,931          2,750,408
                                       Federal National Mortgage Association
                                         9.00%, with various maturities to
                                         05/01/2025(b)                                 17,953,807         18,408,262
                                       ---------------------------------------------------------------------------------
                                       TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                       (Cost: $251,330,841)                                              247,252,573
                                       ---------------------------------------------------------------------------------
                                       TOTAL INVESTMENT PORTFOLIO--100%
                                       (Cost: $2,957,824,918)(a)                                      $2,902,564,814
                                       ---------------------------------------------------------------------------------

 NOTES TO PORTFOLIO OF INVESTMENTS

  * Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

 ** At April 30, 2000, these securities, in part or in whole, have been segregated to cover initial margin requirements for open futures contracts.

*** The investments in mortgage-backed securities of the Government National
    Mortgage Association are interests in separate pools of mortgages. All separate investments in each of these issues which have similar coupon rates have been aggregated for presentation purposes in the Portfolio of Investments. Effective maturities of these investments will be shorter than stated maturities due to prepayments.

(a) The cost for federal income tax purposes was $2,957,824,918. At April 30, 2000, the net unrealized depreciation for all securities based on tax cost was $55,260,104. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,631,255 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $71,891,359.

 10 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

(b) At April 30, 2000, these pools, in part of whole, have been segregated to cover when-issued or forward delivery pools.

(c)  When-issued or forward delivery pools included.

(d)  Principal only

At April 30, 2000, open futures contracts sold short are as follows:

                                                                                       AGGREGATE FACE
                       FUTURES                            EXPIRATION      CONTRACTS        VALUE         MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Note                                June 21, 2000       610        $60,314,856      $59,522,656
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Note                               June 1, 2000        610         59,802,894       59,141,406
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                       June 21, 2000       929         90,948,989       89,706,563
---------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation on open futures
  contracts                                                                                              $ 2,696,114
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  11

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
as of April 30, 2000 (UNAUDITED)

ASSETS
Investments in securities, at value, (cost $2,957,824,918)      $2,902,564,814
------------------------------------------------------------------------------
Cash                                                                   932,343
------------------------------------------------------------------------------
Receivable for investments sold                                    288,011,786
------------------------------------------------------------------------------
Interest receivable                                                 19,649,929
------------------------------------------------------------------------------
Receivable for Fund shares sold                                      5,506,866
------------------------------------------------------------------------------
Other assets                                                           192,846
------------------------------------------------------------------------------
TOTAL ASSETS                                                     3,216,858,584
------------------------------------------------------------------------------
 LIABILITIES
Payable for when issued and forward delivery pools                 555,266,453
------------------------------------------------------------------------------
Payable for daily variation margin on open futures contracts           354,247
------------------------------------------------------------------------------
Payable for Fund shares redeemed                                     3,612,835
------------------------------------------------------------------------------
Accrued management fee                                                 588,144
------------------------------------------------------------------------------
Other accrued expenses                                               2,903,723
------------------------------------------------------------------------------
Total liabilities                                                  562,725,402
------------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $2,654,133,182
------------------------------------------------------------------------------
 NET ASSETS
Net assets consist of:
Undistributed net investment income                             $    8,065,126
------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
Investment securities                                              (55,260,104)
------------------------------------------------------------------------------
Futures                                                              2,696,114
------------------------------------------------------------------------------
Accumulated net realized gain (loss)                              (669,800,344)
------------------------------------------------------------------------------
Paid-in capital                                                  3,368,432,390
------------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $2,654,133,182
------------------------------------------------------------------------------
 NET ASSETS VALUE AND OFFERING PRICE
CLASS A SHARES
  Net asset value and redemption price per share
  ($2,492,035,512 / 304,290,953 shares outstanding of
  beneficial interest, $.01 par value, unlimited number of
  shares authorized)                                                     $8.19
------------------------------------------------------------------------------
  Maximum offering price per share (100/95.50 of $8.19)                  $8.58
------------------------------------------------------------------------------
CLASS B SHARES
  Net asset value, offering and redemption price (subject to contingent deferred sales charge) per share ($119,560,866
  / 14,619,307 shares outstanding of beneficial interest,
  $.01 par value, unlimited number of shares authorized)                 $8.18
------------------------------------------------------------------------------
CLASS C SHARES
  Net asset value, offering and redemption price (subject to contingent deferred sales charge) per share ($39,261,457 /
  4,785,266 shares outstanding of beneficial interest, $.01
  par value, unlimited number of shares authorized)                      $8.20
------------------------------------------------------------------------------
CLASS I SHARES
  Net asset value, offering and redemption price per share
  ($3,275,347 / 399,851 shares outstanding of beneficial
  interest, $.01 par value, unlimited number of shares
  authorized)                                                            $8.19
------------------------------------------------------------------------------

 12 The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Six months ended April 30, 2000
(UNAUDITED)

INVESTMENT INCOME
Interest                                                        $103,275,925
----------------------------------------------------------------------------
Total income                                                     103,275,925
----------------------------------------------------------------------------
Expenses:
Management fee                                                     5,840,439
----------------------------------------------------------------------------
Services to shareholders                                           2,370,836
----------------------------------------------------------------------------
Custodian fees                                                        52,203
----------------------------------------------------------------------------
Distribution services fees                                           626,153
----------------------------------------------------------------------------
Administrative service fees                                        3,049,188
----------------------------------------------------------------------------
Auditing                                                              55,445
----------------------------------------------------------------------------
Legal                                                                 18,737
----------------------------------------------------------------------------
Trustees' fees and expenses                                           27,300
----------------------------------------------------------------------------
Reports to shareholders                                              401,859
----------------------------------------------------------------------------
Registration fees                                                     88,777
----------------------------------------------------------------------------
Other                                                                 24,112
----------------------------------------------------------------------------
Total expenses before expense reductions                          12,555,049
----------------------------------------------------------------------------
Expense reductions                                                   (99,895)
----------------------------------------------------------------------------
Total expenses, after expense reductions                          12,455,154
----------------------------------------------------------------------------
NET INVESTMENT INCOME                                             90,820,771
----------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) from:
Investments                                                      (25,106,585)
----------------------------------------------------------------------------
Futures                                                          (12,615,111)
----------------------------------------------------------------------------
Written options                                                     (278,655)
----------------------------------------------------------------------------
                                                                 (38,000,351)
----------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:
Investments                                                      (30,562,041)
----------------------------------------------------------------------------
Futures                                                            3,718,404
----------------------------------------------------------------------------
                                                                 (26,843,637)
----------------------------------------------------------------------------
Net gain (loss) on investment transactions                       (64,843,988)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $ 25,976,783
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  13

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                    ENDED                   YEAR ENDED
                                                                APRIL 30, 2000             OCTOBER 31,
                                                                 (UNAUDITED)                   1999
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                           $   90,820,771               197,498,282
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                (38,000,351)              (21,350,014)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investment
transactions during the period                                     (26,843,637)             (131,576,353)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                          25,976,783                44,571,915
--------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income
  Class A                                                          (88,695,238)             (213,273,535)
--------------------------------------------------------------------------------------------------------
  Class B                                                           (3,772,547)               (8,274,338)
--------------------------------------------------------------------------------------------------------
  Class C                                                           (1,161,948)               (1,909,361)
--------------------------------------------------------------------------------------------------------
  Class I                                                             (112,909)                 (249,449)
--------------------------------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                                          246,860,480               590,195,675
--------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                       57,256,647               138,495,952
--------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (565,163,583)           (1,008,823,362)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
transactions                                                      (261,046,456)             (280,131,735)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                 (328,812,315)             (459,266,503)
--------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                2,982,945,497             3,442,212,000
--------------------------------------------------------------------------------------------------------
Net assets at end of period (including undistributed net
investment income of $8,065,126 and $10,986,997,
respectively)                                                   $2,654,133,182             2,982,945,497
--------------------------------------------------------------------------------------------------------

 14 The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLES INCLUDE SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.

                                                                      CLASS A
                                             SIX MONTHS
                                              ENDED
                                             APRIL 30,               YEAR ENDED OCTOBER 31,
                                             2000(A)      ---------------------------------------------
                                             (UNAUDITED)  1999(A)   1998(A)   1997    1996    1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
                                               $ 8.38       8.86      8.81     8.74    8.92    8.35
-------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                            0.27       0.53      0.58     0.64    0.63    0.66
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                         (0.18)     (0.41)     0.07     0.06   (0.17)   0.56
-------------------------------------------------------------------------------------------------------
Total from investment operations                 0.09       0.12      0.65     0.70    0.46    1.22
-------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                           (0.28)     (0.60)    (0.60)   (0.63)  (0.64)  (0.65)
-------------------------------------------------------------------------------------------------------
Total distributions                             (0.28)     (0.60)    (0.60)   (0.63)  (0.64)  (0.65)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 8.19       8.38      8.86     8.81    8.74    8.92
-------------------------------------------------------------------------------------------------------
TOTAL RETURN % (B)(C)                            1.09**     1.44      7.64     8.41    5.36   15.24
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ in millions)       2,492      2,807     3,286    3,550   4,080   4,672
-------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                              0.84*      0.85      0.80     0.78    0.77    0.72
-------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                              0.84*      0.84      0.80     0.78    0.77    0.72
-------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)               6.55*      6.22      6.50     7.34    7.17    7.68
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                       122*       177       150      261     391     362
-------------------------------------------------------------------------------------------------------

                                                                      CLASS B
                                             SIX MONTHS
                                              ENDED
                                             APRIL 30,               YEAR ENDED OCTOBER 31,
                                             2000(A)      ---------------------------------------------
                                             (UNAUDITED)  1999(A)   1998(A)   1997    1996    1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
                                               $ 8.37       8.85      8.80     8.73    8.91    8.34
-------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                            0.23       0.45      0.49     0.56    0.54    0.58
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                         (0.18)     (0.40)     0.08     0.06   (0.17)   0.56
-------------------------------------------------------------------------------------------------------
Total from investment operations                 0.05       0.05      0.57     0.62    0.37    1.14
-------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                           (0.24)     (0.53)    (0.52)   (0.55)  (0.55)  (0.57)
-------------------------------------------------------------------------------------------------------
Total distributions                             (0.24)     (0.53)    (0.52)   (0.55)  (0.55)  (0.57)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 8.18       8.37      8.85     8.80    8.73    8.91
-------------------------------------------------------------------------------------------------------
TOTAL RETURN % (B)(C)                            0.66**     0.54      6.67     7.40    4.36   14.18
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ in millions)         120        138       129       76      70      53
-------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                              1.70*      1.76      1.71     1.73    1.73    1.69
-------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                              1.70*      1.75      1.71     1.73    1.73    1.69
-------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)               5.69*      5.31      5.59     6.39    6.21    6.71
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                       122*       177       150      261     391     362
-------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                      CLASS C
                                               SIX MONTHS
                                                ENDED
                                               APRIL 30,             YEAR ENDED OCTOBER 31,
                                               2000(A)      -----------------------------------------
                                               (UNAUDITED)  1999(A)   1998(A)   1997    1996    1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $ 8.40       8.87      8.82     8.75    8.93    8.35
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.24       0.46      0.49     0.56    0.55    0.60
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                         (0.19)     (0.40)     0.08     0.06   (0.17)   0.56
-----------------------------------------------------------------------------------------------------
Total from investment operations                   0.05       0.06      0.57     0.62    0.38    1.16
-----------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                           (0.25)     (0.53)    (0.52)   (0.55)  (0.56)  (0.58)
-----------------------------------------------------------------------------------------------------
Total distributions                               (0.25)     (0.53)    (0.52)   (0.55)  (0.56)  (0.58)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 8.20       8.40      8.87     8.82    8.75    8.93
-----------------------------------------------------------------------------------------------------
TOTAL RETURN % (B)(C)                              0.59**     0.72      6.66     7.42    4.40   14.33
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ in millions)            39         35        24       10       8       5
-----------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                                1.60*      1.66      1.67     1.68    1.70    1.64
-----------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                                1.60*      1.66      1.67     1.68    1.70    1.64
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)          5.79*      5.40      5.63     6.44    6.24    6.76
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                         122*       177       150      261     391     362
-----------------------------------------------------------------------------------------------------

                                                                  CLASS I
                                               SIX MONTHS
                                                ENDED
                                               APRIL 30,         YEAR ENDED OCTOBER 31,
                                               2000(A)      ---------------------------------
                                               (UNAUDITED)  1999(A)   1998(A)   1997    1996
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $ 8.38       8.85      8.81     8.74    8.92
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.28       0.55      0.59     0.66    0.64
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                         (0.18)     (0.40)     0.07     0.06   (0.17)
---------------------------------------------------------------------------------------------
Total from investment operations                   0.10       0.15      0.66     0.72    0.47
---------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                           (0.29)     (0.62)    (0.62)   (0.65)  (0.65)
---------------------------------------------------------------------------------------------
Total distributions                               (0.29)     (0.62)    (0.62)   (0.65)  (0.65)
---------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 8.19       8.38      8.85     8.81    8.74
---------------------------------------------------------------------------------------------
TOTAL RETURN % (B)(C)                              1.25**     1.81      7.75     8.60    5.56
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ in millions)             3          3         4        6       5
---------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                                0.52*      0.60      0.57     0.60    0.59
---------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                                0.52*      0.59      0.57     0.60    0.59
---------------------------------------------------------------------------------------------
Ratio of net investment income (%)                 6.87*      6.47      6.73     7.52    7.35
---------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                         122*       177       150      261     391
---------------------------------------------------------------------------------------------

 * Annualized
** Not annualized
(a) Based on monthly average shares outstanding during the period.
(b) Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    SIGNIFICANT
     ACCOUNTING POLICIES     Kemper U.S. Government Securities Fund (the "Fund")
                             is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end, diversified management investment company organized as a Massachusetts business trust.

                             The Fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

                             Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class specific arrangements.

                             The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

                             SECURITY VALUATION. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Fund, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

                             All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

                             OPTIONS. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. During the period,

NOTES TO FINANCIAL STATEMENTS

                             the Fund purchased put options on securities as a hedge against potential adverse price movements in the value of portfolio assets.

                             The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

                             If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

                             FUTURES CONTRACTS. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). During the period, the Fund purchased interest rate futures to manage the duration of the portfolio. In addition, the Fund also sold interest rate futures to hedge against declines in the value of portfolio securities.

                             Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

                             Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

                             MORTGAGE DOLLAR ROLLS. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The Fund receives compensation as consideration for entering into

NOTES TO FINANCIAL STATEMENTS

                             the commitment to repurchase. The compensation is paid in the form of a fee which is recorded as deferred income and amortized to income over the roll period, or alternatively, a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

                             WHEN ISSUED/DELAYED DELIVERY SECURITIES. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

                             FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

                             At October 31, 1999, the Fund had a net tax basis capital loss carryforward of approximately $632,822,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2002 (485,042,000) or October 31, 2003
                             ($69,777,000) or October 31, 2004 (51,945,000) or
                             October 31, 2007 (26,058,000), the respective expiration dates, whichever occurs first.

                             DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income, if any, are made monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

                             The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income
                             (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts are accreted for both tax and financial reporting purposes.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2    PURCHASE & SALES
     OF SECURITIES           For the six months ended April 30, 2000, investment
                             transactions (excluding short-term instruments and
                             U.S. Government obligations) are as follows:

                             Purchases                            $2,659,384,016

                             Proceeds from sales                   2,846,534,698

                             Purchases and sales of direct U.S. Government obligations are as follows:

                             Purchases                              $516,312,498

                             Proceeds from sales                     633,029,314

                             Purchases and sales of Mortgage Dollar Rolls transactions are as follows:

                             Purchases                              $714,493,314

                             Proceeds from sales                     715,905,325

                             Transactions in written options for the six months ended April 30, 2000 are summarized as follows:

                                       PUT OPTIONS                                 CONTRACTS         PREMIUMS
                                       ----------------------------------------------------------------------
                                       Beginning of Period                              --                 --
                                       Written                                       1,245            782,230
                                       Closed                                         (863)          (661,725)
                                       Exercised                                        --                 --
                                       Expired                                        (382)          (120,505)
                                       End of Period                                    --           $     --

--------------------------------------------------------------------------------

3    TRANSACTIONS
     WITH AFFILIATES         MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             ("Scudder Kemper") and pays a monthly investment management fee of 1/12 of the annual rate of .45% of the first $250 million of average daily net assets declining to .32% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $5,840,439 for the six months ended April 30, 2000.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. ("KDI"). Underwriting commissions retained by KDI in connection with the distribution of Class A shares for the six months ended April 30, 2000 are $145,506.

                             For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares pursuant to separate Rule 12b-1 plans for Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charge ("CDSC") from redemptions of Class B and Class C shares. Distribution fees and CDSC received by KDI for the six months ended April 30, 2000 are $877,036, of which $100,679 is unpaid at April 30, 2000.

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service.

NOTES TO FINANCIAL STATEMENTS

                             Administrative services fees paid by the Fund to KDI for the six months ended April 30, 2000 are $3,049,188, of which $898,930 is unpaid at April 30, 2000. In addition $7,039 was paid by KDI to affiliates.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $1,727,074 for the six months ended April 30, 2000, of which $287,846 is unpaid at April 30, 2000.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the six months ended April 30, 2000, the Fund made no payments to its officers and incurred trustees' fees of $27,300 to independent trustees.

--------------------------------------------------------------------------------

4    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Fund:

                                                                    SIX MONTHS ENDED
                                                                       APRIL 30,                         YEAR ENDED
                                                                          2000                           OCTOBER 31,
                                                                      (UNAUDITED)                           1999
                                                              ----------------------------      -----------------------------
                                                                SHARES          AMOUNT             SHARES          AMOUNT
                                       SHARES SOLD
                                        Class A                24,604,127    $ 203,049,554        49,876,237    $ 428,316,868
                                       --------------------------------------------------------------------------------------
                                        Class B                 2,799,761       23,063,290        13,297,866      114,584,332
                                       --------------------------------------------------------------------------------------
                                        Class C                 2,433,887       20,215,783         5,159,995       44,640,950
                                       --------------------------------------------------------------------------------------
                                        Class I                    64,405          531,853           305,384        2,653,525
                                       --------------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                 6,535,069       53,818,138        15,237,954      131,001,414
                                       --------------------------------------------------------------------------------------
                                        Class B                   304,642        2,506,295           675,838        5,789,077
                                       --------------------------------------------------------------------------------------
                                        Class C                    99,268          819,308           166,078        1,457,371
                                       --------------------------------------------------------------------------------------
                                        Class I                    13,709          112,906            28,934          248,090
                                       --------------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A               (61,867,691)    (509,624,546)     (101,251,016)    (868,403,806)
                                       --------------------------------------------------------------------------------------
                                        Class B                (4,826,145)     (39,616,967)      (12,055,762)    (103,333,614)
                                       --------------------------------------------------------------------------------------
                                        Class C                (1,864,762)     (15,361,888)       (3,908,822)     (33,607,721)
                                       --------------------------------------------------------------------------------------
                                        Class I                   (68,011)        (560,182)         (399,744)      (3,478,221)
                                       --------------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                   129,967    $   1,073,241           617,031        5,319,135
                                       --------------------------------------------------------------------------------------
                                        Class B                  (130,125)      (1,073,241)         (617,745)      (5,319,135)
                                       --------------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS           $(261,046,456)                     $(280,131,735)
                                       --------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5    EXPENSE OFF-SET
     ARRANGEMENTS            The Fund has entered into arrangements with its
                             custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian and transfer agent fees were reduced by $7,738 and $92,157, respectively, under these arrangements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6    LINE OF CREDIT          The Fund and several Kemper Funds (the
                             "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemptions requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

NOTES

TRUSTEES&OFFICERS

TRUSTEES                          OFFICERS
JOHN W. BALLANTINE                MARK S. CASADY                    RICHARD L. VANDENBERG
Trustee                           President                         Vice President

LEWIS A. BURNHAM                  PHILIP J. COLLORA                 LINDA J. WONDRACK
Trustee                           Vice President and                Vice President
                                  Secretary
LINDA C. COUGHLIN                                                   MAUREEN E. KANE
Trustee                           JOHN R. HEBBLE                    Assistant Secretary
                                  Treasurer
DONALD L. DUNAWAY                                                   CAROLINE PEARSON
Trustee                           ANN M. MCCREARY                   Assistant Secretary
                                  Vice President
ROBERT B. HOFFMAN                                                   BRENDA LYONS
Trustee                           KATHRYN L. QUIRK                  Assistant Treasurer
                                  Vice President
DONALD R. JONES
Trustee

THOMAS W. LITTAUER
Trustee and Vice President

SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee

 .............................................................................................
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
 .............................................................................................
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         P.O. Box 219557
                                      Kansas City, MO 64121
 .............................................................................................
CUSTODIAN                             STATE STREET BANK AND TRUST COMPANY
                                      225 Franklin Street
                                      Boston, MA 02110
 .............................................................................................
TRANSFER AGENT                        INVESTORS FIDUCIARY TRUST COMPANY
                                      801 Pennsylvania Avenue
                                      Kansas City, MO 64105
 .............................................................................................
INDEPENDENT AUDITORS                  ERNST & YOUNG LLP
                                      233 South Wacker Drive
                                      Chicago, IL 60606
 .............................................................................................
PRINCIPAL UNDERWRITER                 KEMPER DISTRIBUTORS, INC.
                                      222 South Riverside Plaza  Chicago, IL 60606
                                      www.kemper.com


[KEMPER FUNDS LOGO] Long-term investing in a short-term world(SM)
Printed on recycled paper in the U.S.A.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Income Funds prospectus.
KGSF - 3 (6/25/00) 1114220
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)